INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2023
Keyarch Acquisition Corporation [Member]
INITIAL PUBLIC OFFERING

Note 3 – Initial Public Offering

On January 27, 2022, the Company sold 10,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, one-half of one redeemable warrant (“Public Warrant”) and one right (“Public Right”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. Ten Public Rights will entitle the holder to one Class A ordinary share at the closing of the Business Combination.

On February 8, 2022, the underwriters purchased an additional 1,500,000 Units to exercise its over-allotment option in full at a purchase price of $10.00 per Unit, generating gross proceeds of $15,000,000.

The warrants will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation (see Note 7).